Accounts and Notes Receivable - Summary of Accounts and Notes Receivables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables from financing activities, net	$ 21,976	$ 20,039	$ 17,953
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables from financing activities, net	12,730	11,760	11,041
Wholesale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables from financing activities, net	9,111	8,049	6,783
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables from financing activities, net	$ 135	$ 230	$ 129